Intangible Assets - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expense [Abstract]
2024	$ 490,044	$ 502,768
2025	490,044	502,768
2026	490,044	502,768
2027	490,044	502,768
2028	997,663	502,768
Thereafter		1,106,416
Total	$ 3,080,350	$ 3,620,256